Statements of Stockholders' Equity - USD ($)	Total	Common Stock	Additional Paid-In Capital	Additional Paid-in Capital - Warrants	Additional Paid-in Capital - Options	Other Comprehensive Loss	Accumulated Deficit
Balance, shares at Dec. 31, 2018		95,651,644
Balance, amount at Dec. 31, 2018	$ 569,681	$ 95,652	$ 4,322,347	$ 369,115	$ 191,513	$ (771)	$ (4,408,175)
Realized loss on sale of marketable securities	771	0	0	0	0	771	0
Net loss	(219,897)	$ 0	0	0	0	0	(219,897)
Balance, shares at Dec. 31, 2019		95,651,644
Balance, amount at Dec. 31, 2019	350,555	$ 95,652	4,322,347	369,115	191,513	0	(4,628,072)
Net loss	(159,320)	$ 0	0	0	0	0	(159,320)
Balance, shares at Dec. 31, 2020		95,651,644
Balance, amount at Dec. 31, 2020	$ 191,235	$ 95,652	$ 4,322,347	$ 369,115	$ 191,513	$ 0	$ (4,787,392)